Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Summary of Stock Options Activity

The following summarizes stock options activity for the years ended December 31:

	2013		2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	31,760	$17.85	39,620	$17.49	39,945	$17.48
Granted	—	—	—	—	—	—
Exercised	(1,000)	(16.10)	(4,650)	(16.05)	—	—
Forfeited	—		(3,210)	(16.06)	(325)	(16.05)

Outstanding at end of year	30,760	17.90	31,760	17.85	39,620	17.49

Options exercisable at year-end	30,760	$17.90	31,760	$17.85	39,620	$17.49
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Summary of Options Outstanding

Options outstanding at December 31, 2013 were as follows:

	Outstanding
Range Of Exercise Prices	Number	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 15.00	1,000	0.60	1,000	$15.00
18.00	29,760	2.22	29,760	18.00

Outstanding at year-end	30,760	2.17	30,760	$17.90